Indebtedness and Credit Agreements	12 Months Ended
Mar. 04, 2017
Indebtedness and Credit Agreements
Indebtedness and Credit Agreements

14. Indebtedness and Credit Agreement

Following is a summary of indebtedness and lease financing obligations at March 4, 2017 and February 27, 2016:

	2017	2016
Secured Debt:
Senior secured revolving credit facility due January 2020 ($2,430,000 and $2,100,000 face value less unamortized debt issuance costs of $24,918 and $33,903)	$2,405,082	$2,066,097
Tranche 1 Term Loan (second lien) due August 2020 ($470,000 face value less unamortized debt issuance costs of $4,167 and $5,414)	465,833	464,586
Tranche 2 Term Loan (second lien) due June 2021 ($500,000 face value less unamortized debt issuance costs of $2,431 and $3,007)	497,569	496,993
Other secured	90	90

	3,368,574	3,027,766
Guaranteed Unsecured Debt:
9.25% senior notes due March 2020 ($902,000 face value plus unamortized premium of $2,071 and $2,743 and less unamortized debt issuance costs of $7,527 and $10,180)	896,544	894,563
6.75% senior notes due June 2021 ($810,000 face value less unamortized debt issuance costs of $6,360 and $7,872)	803,640	802,128
6.125% senior notes due April 2023 ($1,800,000 face value less unamortized debt issuance costs of $25,984 and $30,343)	1,774,016	1,769,657

	3,474,200	3,466,348
Unguaranteed Unsecured Debt:
7.7% notes due February 2027 ($295,000 face value less unamortized debt issuance costs of $1,625 and $1,794)	293,375	293,206
6.875% fixed-rate senior notes due December 2028 ($128,000 face value less unamortized debt issuance costs of $771 and $837)	127,229	127,163

	420,604	420,369
Lease financing obligations	65,315	79,653

Total debt	7,328,693	6,994,136
Current maturities of long-term debt and lease financing obligations	(21,335)	(26,848)

Long-term debt and lease financing obligations, less current maturities	$7,307,358	$6,967,288

	March 4, 2017
	Debt	Lease Financing Obligations	Total Debt and Lease Financing Obligations
Balance, March 4, 2017 — per above table	$7,263,378	$65,315	$7,328,693
Amounts reclassified as current and noncurrent liabilities held for sale in connection with the Divestiture (a)	(4,027,400)	(10,492)	(4,037,892)

Total debt and lease financing obligations	3,235,978	54,823	3,290,801
Current maturities of long-term debt and lease financing obligations — continuing operations	(90)	(17,619)	(17,709)

Long-term debt and lease financing obligations, less current maturities — continuing operations	$3,235,888	$37,204	$3,273,092

	February 27, 2016
	Debt	Lease Financing Obligations	Total Debt and Lease Financing Obligations
Balance, February 27, 2016— per above table	$6,914,483	$79,653	$6,994,136
Amounts reclassified as current and noncurrent liabilities held for sale in connection with the Divestiture (a)	(4,027,400)	(15,143)	(4,042,543)

Total debt and lease financing obligations	2,887,083	64,510	2,951,593
Current maturities of long-term debt and lease financing obligations — continuing operations	(90)	(23,146)	(23,236)

Long-term debt and lease financing obligations, less current maturities — continuing operations	$2,886,993	$41,364	$2,928,357

(a)

In connection with the Sale, the Company is estimating that the Sale will provide total excess cash proceeds of approximately $4,027,400 which will be used to repay outstanding indebtedness. As such, the Company included $4,027,400 of estimated proceeds as of March 4, 2017 and February 27, 2016 as repayment of outstanding indebtedness that has been included in liabilities held for sale. Additionally, as part of the Sale, the Company will be relieved of approximately $10,492 and $15,143, respectively, of capital lease obligations as of March 4, 2017 and February 27, 2016. These amounts are also reflected as liabilities held for sale. Please see Note 27 for additional details.

Credit Facility

The Company’s Amended and Restated Senior Secured Credit Facility has a borrowing capacity of $3,700,000 and matures in January 2020. Borrowings under the revolver bear interest at a rate per annum between (i) LIBOR plus 1.50% and LIBOR plus 2.00% with respect to Eurodollar borrowings and (ii) the alternate base rate plus 0.50% and the alternate base rate plus 1.00% with respect to ABR borrowings, in each case, based upon the average revolver availability (as defined in the Amended and Restated Senior Secured Credit Facility). The Company is required to pay fees between 0.250% and 0.375% per annum on the daily unused amount of the revolver, depending on the Average Revolver Availability (as defined in the Amended and Restated Senior Secured Credit Facility). Amounts drawn under the revolver become due and payable on January 13, 2020.

The Company’s ability to borrow under the revolver is based upon a specified borrowing base consisting of accounts receivable, inventory and prescription files. At March 4, 2017, the Company had $2,430,000 of borrowings outstanding under the revolver and had letters of credit outstanding against the revolver of $62,272 which resulted in additional borrowing capacity of $1,207,728. The Merger Agreement contains a requirement that the Company’s borrowings under the revolver not exceed $3,000,000 in the aggregate immediately prior to the closing of the Merger.

The Amended and Restated Senior Secured Credit Facility restricts the Company and the Subsidiary Guarantors (as defined herein) from accumulating cash on hand, and under certain circumstances, requires the funds in the Company’s deposit accounts to be applied first to the repayment of outstanding revolving loans under the Amended and Restated Senior Secured Credit Facility and then to be held as collateral for the senior obligations.

The Amended and Restated Senior Secured Credit Facility allows the Company to have outstanding, at any time, up to $1,500,000 in secured second priority debt, split-priority term loan debt, unsecured debt and disqualified preferred stock in addition to borrowings under the Amended and Restated Senior Secured Credit Facility and existing indebtedness, provided that not in excess of $750,000 of such secured second priority debt, split-priority term loan debt, unsecured debt and disqualified preferred stock shall mature or require scheduled payments of principal prior to 90 days after the latest of (a) the fifth anniversary of the effectiveness of the Amended and Restated Senior Secured Credit Facility and (b) the latest maturity date of any Term Loan or Other Revolving Loan (each as defined in the Amended and Restated Senior Secured Credit Facility) (excluding bridge facilities allowing extensions on customary terms to at least the date that is 90 days after such date and, with respect to any escrow notes issued by the Company, excluding any special mandatory redemption of the type described in clause (iii) of the definition of “Escrow Notes” in the Amended and Restated Senior Secured Credit Facility). Subject to the limitations described in clauses (a) and (b) of the immediately preceding sentence, the Amended and Restated Senior Secured Credit Facility additionally allows the Company to issue or incur an unlimited amount of unsecured debt and disqualified preferred stock so long as a Financial Covenant Effectiveness Period (as defined in the Amended and Restated Senior Secured Credit Facility) is not in effect; provided, however, that certain of the Company’s other outstanding indebtedness limits the amount of unsecured debt that can be incurred if certain interest coverage levels are not met at the time of incurrence or other exemptions are not available. The Amended and Restated Senior Secured Credit Facility also contains certain restrictions on the amount of secured first priority debt the Company is able to incur. The Amended and Restated Senior Secured Credit Facility also allows for the voluntary repurchase of any debt or other convertible debt, so long as the Amended and Restated Senior Secured Credit Facility is not in default and the Company maintains availability under its revolver of more than $365,000.

The Amended and Restated Senior Secured Credit Facility has a financial covenant that requires the Company to maintain a minimum fixed charge coverage ratio of 1.00 to 1.00 (a) on any date on which availability under the revolver is less than $200,000 or (b) on the third consecutive business day on which availability under the revolver is less than $250,000 and, in each case, ending on and excluding the first day thereafter, if any, which is the 30th consecutive calendar day on which availability under the revolver is equal to or greater than $250,000. As of March 4, 2017, the Company had availability under its revolver of $1,207,728, its fixed charge coverage ratio was greater than 1.00 to 1.00, and the Company was in compliance with the senior secured credit facility’s financial covenant. The Amended and Restated Senior Secured Credit Facility also contains covenants which place restrictions on the incurrence of debt, the payments of dividends, sale of assets, mergers and acquisitions and the granting of liens.

The Amended and Restated Senior Secured Credit Facility also provides for customary events of default.

The Company also has two second priority secured term loan facilities, the Tranche 1 Term Loan and the Tranche 2 Term Loan. The Tranche 1 Term Loan matures on August 21, 2020 and currently bears interest at a rate per annum equal to LIBOR plus 4.75% with a LIBOR floor of 1.00%, if the Company chooses to make LIBOR borrowings, or at Citibank’s base rate plus 3.75%. The Tranche 2 Term Loan matures on June 21, 2021 and currently bears interest at a rate per annum equal to LIBOR plus 3.875% with a LIBOR floor of 1.00%, if the Company chooses to make LIBOR borrowings, or at Citibank’s base rate plus 2.875%.

With the exception of EIC, substantially all of the Company’s 100 percent owned subsidiaries guarantee the obligations under the Amended and Restated Senior Secured Credit Facility, second priority secured term loan facilities, and unsecured guaranteed notes. The Amended and Restated Senior Secured Credit Facility and second priority secured term loan facilities are secured, on a senior or second priority basis, as applicable, by a lien on, among other things, accounts receivable, inventory and prescription files of the Subsidiary Guarantors. The subsidiary guarantees related to the Company’s Amended and Restated Senior Secured Credit Facility and second priority secured term loan facilities and, on an unsecured basis, the unsecured guaranteed notes, are full and unconditional and joint and several, and there are no restrictions on the ability of the Company to obtain funds from its subsidiaries. The Company has no independent assets or operations. Additionally, prior to the Acquisition, the subsidiaries, including joint ventures, that did not guarantee the Amended and Restated Senior Secured Credit Facility, the credit facility, second priority secured term loan facilities and applicable notes, were minor. Accordingly, condensed consolidating financial information for the Company and subsidiaries is not presented for those periods. Subsequent to the Acquisition, other than EIC, the subsidiaries, including joint ventures, that do not guarantee the credit facility, second priority secured term loan facilities and applicable notes, are minor. As such, condensed consolidating financial information for the Company, its guaranteeing subsidiaries and non-guaranteeing subsidiaries is presented for those periods subsequent to the Acquisition. See Note 24 “Guarantor and Non-Guarantor Condensed Consolidating Financial Information” for additional disclosure.

2016 Transactions

On April 2, 2015, the Company issued $1,800,000 aggregate principal amount of its 6.125% Notes, the net proceeds of which, along with other available cash and borrowings under its Amended and Restated Senior Secured Credit Facility, were used to finance the cash portion of the Acquisition, which closed on June 24, 2015. The Company’s obligations under the notes are fully and unconditionally guaranteed, jointly and severally, on an unsubordinated basis, by all of its subsidiaries that guarantee the Company’s obligations under the Amended and Restated Senior Secured Credit Facility, second priority secured term loan facilities, the 9.25% senior notes due 2020 (the “9.25% Notes”) and the 6.75% senior notes due 2021 (the “6.75% Notes”) (the “Rite Aid Subsidiary Guarantors”), including EnvisionRx and certain of its domestic subsidiaries other than, among others, EIC (the “EnvisionRx Subsidiary Guarantors” and, together with the Rite Aid Subsidiary Guarantors, the “Subsidiary Guarantors”). The guarantees are unsecured. The 6.125% Notes are unsecured, unsubordinated obligations of the Company and rank equally in right of payment with all of its other unsecured, unsubordinated indebtedness.

During May 2015, $64,089 of the Company’s 8.5% convertible notes due 2015 were converted into 24,762 shares of common stock, pursuant to their terms. The remaining $79 of the Company’s 8.5% convertible notes due 2015 were repaid by the Company upon maturity.

On August 15, 2015, the Company completed the redemption of all of its outstanding $650,000 aggregate principal amount of its 8.00% Notes. In connection with the redemption, the Company recorded a loss on debt retirement, including call premium and unamortized debt issue costs, of $33,205 during the second quarter of fiscal 2016.

2015 Transactions

On October 15, 2014, the Company completed the redemption of all of its outstanding $270,000 aggregate principal amount of its 10.25% senior notes due October 2019 at their contractually determined early redemption price of 105.125% of the principal amount, plus accrued interest. The Company funded this redemption with borrowings under its revolver. The Company recorded a loss on debt retirement of $18,512 related to this transaction.

Interest Rates and Maturities

The annual weighted average interest rate on the Company’s indebtedness was 5.4%, 5.4%, and 5.8% for fiscal 2017, 2016, and 2015, respectively.

The aggregate annual principal payments of long-term debt for the five succeeding fiscal years are as follows: 2018—$90; 2019—$0; 2020—$2,430,000; 2021—$1,372,000 and $3,533,000 in 2022 and thereafter.